Shareholder Report, Average Annual Return (Details) 199147_Abacus Flexible Bond Leaders ETF_TF_TSR Annual {TF}		12 Months Ended	60 Months Ended	68 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Abacus Flexible Bond Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus Flexible Bond Leaders ETF NAV
Average Annual Return, Percent	[1]	2.81%	0.69%	1.13%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.71%	(0.40%)	(0.37%)
Abacus Flexible Bond Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus Flexible Bond Leaders Index
Average Annual Return, Percent	[1]	1.51%	3.01%	2.65%

[1]
1	Performance of the Fund and Abacus Flexible Bond Leaders Index (“Underlying Index”) shown prior to June 6, 2025, reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.